BUSINESS COMBINATIONS AND DISPOSITION - June 2023 Disposition (Details) - USD ($)		6 Months Ended
	Jun. 21, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
BUSINESS COMBINATIONS AND DISPOSITION
Goodwill		$ 8,973,501	$ 10,103,812	$ 8,583,274	$ 6,479,218
Aggregate cash payment agreed to pay	$ 229,000
H&J Settlement Agreement | D.Jones (H&J Seller)
BUSINESS COMBINATIONS AND DISPOSITION
Aggregate cash payment agreed to pay	$ 229,000
Issuance of common stock pursuant to disposition (in shares)	78,103	78,103
Percentage of membership interest transferred	100.00%
June 2023 Disposition
BUSINESS COMBINATIONS AND DISPOSITION
Cash and cash equivalents			7,666	12,598
Inventory			102,718	95,155
Accounts receivable, net			45,018	22,010
Goodwill			1,130,310	9,681,548
Intangible assets, net			1,521,265	3,578,182
Other current and non-current assets			62,703	161,740
Accounts payable			81,991	54,981
Accrued expenses and other liabilities			520,195	381,290
Deferred revenue			202,129	276,397
Due to related parties			1,008	21,361
Note payable - related party			129,489	299,489
Loan payable			$ 284,059	$ 148,900
June 2023 Disposition | H&J Settlement Agreement | D.Jones (H&J Seller)
BUSINESS COMBINATIONS AND DISPOSITION
Aggregate cash payment agreed to pay	$ 229,000
Issuance of common stock pursuant to disposition (in shares)	78,103
Percentage of membership interest transferred	100.00%